Commitments and Contingencies (Details)	1 Months Ended	12 Months Ended					24 Months Ended	60 Months Ended	96 Months Ended
	Jan. 31, 2011 insurer	Dec. 31, 2018 USD ($) defendant case	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 USD ($) case	Dec. 31, 2018 USD ($) case	Dec. 31, 2018 USD ($) case
Loss Contingencies [Line Items]
Rent expense		$ 18,300,000	$ 19,300,000	$ 18,600,000
Amount of letters of credit		$ 13,600,000					$ 13,600,000	$ 13,600,000	$ 13,600,000
Asbestos Litigation
Loss Contingencies [Line Items]
Number of defendants | defendant		40
Asbestos Litigation
Loss Contingencies [Line Items]
Annual out-of-pocket costs (less than)			$ 200,000	$ 200,000	$ 200,000	$ 200,000		$ 200,000
New claims filed each year (fewer than) | case		25
Pending lawsuits (fewer than) | case		150					150	150	150
Face amount of insurance coverage per occurrence (over)		$ 17,000,000					$ 17,000,000	$ 17,000,000	$ 17,000,000
Aggregate primary insurance coverage (over)		23,000,000					23,000,000	23,000,000	23,000,000
Face amount of excess coverage (over)		$ 950,000,000					950,000,000	$ 950,000,000	950,000,000
Number of primary insurers under settlement agreement | insurer	7
Percentage of costs of handling and settling each claim covered by insurance	80.00%
Insurers
Loss Contingencies [Line Items]
Payments for legal settlements							$ 40,000		$ 2,000,000